JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.9%
Aerospace & Defense — 1.0%
General Dynamics Corp.	53	7,319
Northrop Grumman Corp.	57	17,951
Raytheon Technologies Corp.	356	20,485

		45,755

Airlines — 0.3%
Delta Air Lines, Inc.	151	4,628
Southwest Airlines Co.	196	7,359

		11,987

Auto Components — 0.1%
Magna International, Inc. (Canada)	144	6,575

Automobiles — 0.2%
General Motors Co.	278	8,230

Banks — 3.0%
Bank of America Corp.	839	20,208
Citigroup, Inc.	947	40,823
Citizens Financial Group, Inc.	346	8,735
KeyCorp	1,182	14,107
Regions Financial Corp.	913	10,522
Truist Financial Corp.	160	6,091
US Bancorp	279	10,009
Wells Fargo & Co.	959	22,544

		133,039

Beverages — 1.2%
Coca-Cola Co. (The)	623	30,759
Constellation Brands, Inc., Class A	120	22,812

		53,571

Biotechnology — 2.6%
AbbVie, Inc.	535	46,882
Alexion Pharmaceuticals, Inc. *	138	15,742
Amgen, Inc.	29	7,441
Biogen, Inc. *	43	12,266
Regeneron Pharmaceuticals, Inc. *	29	16,231
Vertex Pharmaceuticals, Inc. *	72	19,589

		118,151

Building Products — 0.9%
Carrier Global Corp.	395	12,071
Masco Corp.	273	15,041
Trane Technologies plc	123	14,903

		42,015

Capital Markets — 2.9%
BlackRock, Inc.	50	28,430
Goldman Sachs Group, Inc. (The)	52	10,502
Intercontinental Exchange, Inc.	109	10,865
MarketAxess Holdings, Inc.	12	5,833
Morgan Stanley	552	26,670
MSCI, Inc.	17	6,203
S&P Global, Inc.	81	29,243
State Street Corp.	170	10,091
T. Rowe Price Group, Inc.	32	4,145

		131,982

Chemicals — 1.7%
Air Products and Chemicals, Inc.	35	10,286
Celanese Corp.	89	9,576
Dow, Inc.	211	9,935
DuPont de Nemours, Inc.	166	9,184
Eastman Chemical Co.	235	18,396
Linde plc (United Kingdom)	60	14,316
LyondellBasell Industries NV, Class A	80	5,623

		77,316

Commercial Services & Supplies — 0.1%
Cintas Corp.	17	5,605

Communications Equipment — 0.4%
Cisco Systems, Inc.	351	13,842
Motorola Solutions, Inc.	16	2,455

		16,297

Consumer Finance — 0.4%
Capital One Financial Corp.	245	17,631

Containers & Packaging — 0.6%
Avery Dennison Corp.	79	10,046
Crown Holdings, Inc. *	115	8,817
Packaging Corp. of America	31	3,426
Westrock Co.	163	5,676

		27,965

Diversified Consumer Services — 0.0% (a)
H&R Block, Inc.	63	1,019

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B *	346	73,669
Voya Financial, Inc.	59	2,819

		76,488

Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	829	49,290

Electric Utilities — 1.8%
Entergy Corp.	236	23,269
FirstEnergy Corp.	90	2,586
NextEra Energy, Inc.	167	46,459
Xcel Energy, Inc.	117	8,089

		80,403

Electrical Equipment — 1.0%
Eaton Corp. plc	312	31,844
Emerson Electric Co.	168	10,999

		42,843

Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity Ltd.	78	7,628

Entertainment — 1.3%
Electronic Arts, Inc. *	51	6,693
Netflix, Inc. *	106	53,140

		59,833

Equity Real Estate Investment Trusts (REITs) — 1.9%
Camden Property Trust	113	10,064
Equinix, Inc.	32	24,009
Equity LifeStyle Properties, Inc.	66	4,024
Mid-America Apartment Communities, Inc.	71	8,177
Prologis, Inc.	259	26,043
Realty Income Corp.	34	2,040

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Sun Communities, Inc.	22	3,045
UDR, Inc.	47	1,523
Ventas, Inc.	124	5,207

		84,132

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	56	19,732
Kroger Co. (The)	222	7,543

		27,275

Food Products — 0.8%
Conagra Brands, Inc.	79	2,810
Mondelez International, Inc., Class A	544	31,225

		34,035

Health Care Equipment & Supplies — 3.0%
ABIOMED, Inc. *	7	1,990
Baxter International, Inc.	264	21,237
Becton Dickinson and Co.	60	13,874
Boston Scientific Corp. *	392	14,985
DexCom, Inc. *	15	6,175
Edwards Lifesciences Corp. *	58	4,643
Intuitive Surgical, Inc. *	13	8,944
Medtronic plc	362	37,588
Zimmer Biomet Holdings, Inc.	201	27,332

		136,768

Health Care Providers & Services — 2.8%
Anthem, Inc.	56	15,045
Centene Corp. *	52	3,004
Cigna Corp.	137	23,128
DaVita, Inc. *	2	175
McKesson Corp.	171	25,541
UnitedHealth Group, Inc.	188	58,765

		125,658

Hotels, Restaurants & Leisure — 0.6%
Hilton Worldwide Holdings, Inc.	121	10,302
Yum! Brands, Inc.	161	14,713

		25,015

Household Durables — 0.4%
Lennar Corp., Class A	237	19,340

Household Products — 2.0%
Kimberly-Clark Corp.	155	22,853
Procter & Gamble Co. (The)	481	66,788

		89,641

Industrial Conglomerates — 1.1%
Honeywell International, Inc.	302	49,753

Insurance — 1.8%
Allstate Corp. (The)	243	22,915
American International Group, Inc.	138	3,804
Chubb Ltd.	110	12,773
Hartford Financial Services Group, Inc. (The)	167	6,149
Marsh & McLennan Cos., Inc.	81	9,302
MetLife, Inc.	51	1,879
Progressive Corp. (The)	256	24,273

		81,095

Interactive Media & Services — 5.7%
Alphabet, Inc., Class A *	61	88,925
Alphabet, Inc., Class C *	49	71,393
Facebook, Inc., Class A *	365	95,633

		255,951

Internet & Direct Marketing Retail — 5.6%
Amazon.com, Inc. *	74	233,506
Booking Holdings, Inc. *	11	18,609

		252,115

IT Services — 6.2%
Accenture plc, Class A	166	37,548
Automatic Data Processing, Inc.	81	11,264
Booz Allen Hamilton Holding Corp.	53	4,406
FleetCor Technologies, Inc. *	14	3,244
International Business Machines Corp.	211	25,617
Leidos Holdings, Inc.	185	16,518
Mastercard, Inc., Class A	243	82,194
PayPal Holdings, Inc. *	287	56,462
Visa, Inc., Class A	220	43,948

		281,201

Life Sciences Tools & Services — 1.5%
Illumina, Inc. *	36	11,224
Thermo Fisher Scientific, Inc.	123	54,161
Waters Corp. *	11	2,152

		67,537

Machinery — 1.9%
Cummins, Inc.	89	18,739
Deere & Co.	59	13,075
Parker-Hannifin Corp.	106	21,448
Snap-on, Inc.	46	6,774
Stanley Black & Decker, Inc.	149	24,092

		84,128

Media — 2.5%
Altice USA, Inc., Class A *	166	4,327
Charter Communications, Inc., Class A *	72	45,026
Comcast Corp., Class A	966	44,693
Discovery, Inc., Class A *	340	7,398
Discovery, Inc., Class C *	489	9,583

		111,027

Metals & Mining — 0.2%
Newmont Corp.	126	7,990

Multiline Retail — 0.8%
Dollar Tree, Inc. *	111	10,160
Target Corp.	178	27,980

		38,140

Multi-Utilities — 1.1%
Ameren Corp.	92	7,291
CMS Energy Corp.	178	10,916
DTE Energy Co.	94	10,779
Public Service Enterprise Group, Inc.	289	15,858
Sempra Energy	47	5,585

		50,429

Oil, Gas & Consumable Fuels — 2.1%
Cabot Oil & Gas Corp.	76	1,313
Cheniere Energy, Inc. *	97	4,470
Chevron Corp.	391	28,131
Diamondback Energy, Inc.	137	4,113
EOG Resources, Inc.	370	13,297
Exxon Mobil Corp.	187	6,411

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Kinder Morgan, Inc.	348	4,290
Phillips 66	228	11,835
Pioneer Natural Resources Co.	172	14,783
Williams Cos., Inc. (The)	192	3,780

		92,423

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	45	9,865

Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	723	43,578
Eli Lilly and Co.	244	36,044
Johnson & Johnson	270	40,150
Merck & Co., Inc.	663	55,031
Pfizer, Inc.	204	7,481

		182,284

Professional Services — 0.1%
Verisk Analytics, Inc.	26	4,810

Road & Rail — 1.4%
CSX Corp.	224	17,418
Lyft, Inc., Class A *	73	2,002
Norfolk Southern Corp.	166	35,496
Union Pacific Corp.	31	6,191

		61,107

Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc. *	292	23,974
Analog Devices, Inc.	243	28,390
Applied Materials, Inc.	379	22,523
Intel Corp.	201	10,410
Lam Research Corp.	54	17,796
Microchip Technology, Inc.	85	8,734
Micron Technology, Inc. *	257	12,064
NVIDIA Corp.	81	43,872
NXP Semiconductors NV (Netherlands)	158	19,748
Qorvo, Inc. *	91	11,803
QUALCOMM, Inc.	64	7,479
Texas Instruments, Inc.	311	44,415

		251,208

Software — 8.9%
Fortinet, Inc. *	23	2,675
Intuit, Inc.	101	33,102
Microsoft Corp.	1,414	297,427
salesforce.com, Inc. *	236	59,234
Workday, Inc., Class A *	48	10,401

		402,839

Specialty Retail — 3.6%
AutoZone, Inc. *	17	20,274
Best Buy Co., Inc.	245	27,306
Home Depot, Inc. (The)	185	51,334
Lowe’s Cos., Inc.	277	45,958
Ross Stores, Inc.	8	707
TJX Cos., Inc. (The)	339	18,890

		164,469

Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	2,720	315,033
HP, Inc.	533	10,121

		325,154

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.	124	10,774
NIKE, Inc., Class B	275	34,469

		45,243

Tobacco — 1.2%
Altria Group, Inc.	641	24,755
Philip Morris International, Inc.	418	31,362

		56,117

Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. *	234	26,739

TOTAL COMMON STOCKS (Cost $2,778,471)		4,457,111

SHORT-TERM INVESTMENTS — 0.8%
INVESTMENT COMPANIES — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (b) (c) (Cost $35,036)	35,020	35,044

Total Investments — 99.7% (Cost $2,813,507)		4,492,155
Other Assets Less Liabilities — 0.3%		15,500

Net Assets — 100.0%		4,507,655

Percentages indicated are based on net assets.

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	275	12/2020	USD	46,056	340

Abbreviations

USD	United States Dollar

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$4,492,155	$—	$—	$4,492,155

Appreciation in Other Financial Instruments
Futures Contracts(a)	$340	$—	$—	$340

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (a) (b)	$110,144	$137,629	$212,719	$(12)	$2	$35,044	35,020	$30	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.